November 2, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn: Ms. Sally Samuel

Re: Prudential Investment Portfolios 3: Form N-1A

Post-Effective Amendment No. 53 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 54 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-95849

Investment Company Act No. 811-09805

Dear Ms. Samuel:

We filed through EDGAR on August 3, 2015 on behalf of Prudential Investment Portfolios 3 (the “Trust” or the “Registrant”) Post-Effective Amendment No. 53 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 54 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Amendment was filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new series to the Trust, the Prudential Global Absolute Return Bond Fund (the “Fund”).

On October 13, 2015 we filed through EDGAR a correspondence that included responses to comments on the Amendment that the staff of the Division of Asset Management (the “Staff”) of the Securities and Exchange Commission (the “Commission”) conveyed by telephone to Diana Huffman on September 14, 2015 (the “Initial Letter”). This letter is intended to respond to the Staff’s comments on the Initial Letter provided by you by telephone to Diana Huffman on October 20, 2015. For your convenience, a summary of the Staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below. Any changes made in response to the Staff’s comments will be reflected in Post-Effective Amendment No. 55 to the Registrant’s Registration Statement, filed contemporaneously herewith pursuant to Rule 485(b) under the 1933 Act with immediate effectiveness. Capitalized terms not otherwise defined herein have the meanings given them in the Amendment.

PROSPECTUS

1. Comment

The discussion of the Fund’s principal investments strategies in the summary prospectus (pursuant to Item 4 of Form N-1A) should be derived from and be a synopsis of the larger discussion of the Fund’s strategies in the back of the prospectus (pursuant to Item 9 of Form N-1A). Please confirm that the principal investment strategies discussed in the Item 4 section, particularly the second sentence in the section of the prospectus entitled “Principal Investment Strategies”, are discussed in greater detail in the Item 9 section of the prospectus.

Response

The Fund confirms that the principal investment strategies discussed in the summary prospectus are discussed in greater detail in the Item 9 portion of the prospectus entitled “Investments and Investment Strategies”.

2. Comment

We note that there are certain instances in the prospectus where a principal risk factor does not have a corresponding principal strategy, and vice versa. Please review the sections of the prospectus entitled “Investments, Risks and Performance” and “More About the Fund’s Investment Strategies, Investments and Risks” and confirm that each of the strategies described therein are in fact principal strategies of the Fund.

Response

The Registrant confirms that it has revised the prospectus as necessary so that the principal strategies line up with the principal risks contained therein.

3. Comment

We note that derivatives related to or referencing certain fixed income instruments may be counted for purposes of the Fund’s policy of investing at least 80% of its investable assets in fixed income instruments with varying maturities (the “80% policy”). It is the position of the Staff that the mark-to-market value should be used for purposes of the 80% policy, not the notional value. Accordingly, please confirm that the mark-to-market value of derivatives, rather than notional value, will be used for purposes of the 80% policy.

Response

The Fund intends to take into account exposures created by derivative instruments for purposes of its 80% policy in a manner consistent with Rule 35d-1 under the 1940 Act. To the extent the Fund counts derivatives related to or referencing fixed income instruments towards its 80% policy, the Fund reserves the right to use the derivatives’ notional value for purposes of the 80% policy. We believe this approach is consistent with the purpose of Rule 35d-1 in providing shareholders with insight into the expected exposure of the Fund’s portfolio. We respectfully submit that such treatment is consistent with the Staff’s statement that “[i]n appropriate circumstances” an investment company could “include a synthetic instrument in the 80% basket if it has economic characteristics similar to the securities included in that basket.” See Investment Company Names, Investment Company Act Release No. 24828, at n.13 (Jan. 17, 2001).

4. Comment

Please review the section of the prospectus entitled “Investments and Investment Strategies” and confirm that it is not identical to the section of the summary prospectus entitled “Principal Investment Strategies”.

Response

The Registrant hereby confirms that the section of the summary prospectus entitled “Principal Investment Strategies” is not identical to the section of the prospectus entitled “Investments and Investment Strategies”.

5. Comment

We note that Active Trading Risk is disclosed as a principal risk in the Fund’s summary prospectus. If active trading is a principal risk, please add disclosure in the prospectus discussing the Fund’s ability to engage in active and frequent trading, as set forth in instruction 7 to Item 9(b)(1) of Form N-1A. Otherwise, please remove Active Trading Risk from the Fund’s principal risk factors.

Response

The Fund does not currently intend to engage in active or frequent trading and, therefore, has not included disclosure regarding active and frequent trading as a strategy in its prospectus. Accordingly, Active Trading Risk has been removed from the Fund’s prospectus.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

6. Comment

Given that the Fund is a new series of the Trust, please confirm that the SAI has been updated to reflect anything unique or particular to the Fund.

Response

The SAI has been updated to reflect information that is unique or particular to the Fund.

Sincerely,

/s/ Diana Huffman

Diana Huffman

Vice President & Corporate Counsel